JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus and Statement of Additional Information dated November 1, 2018, as supplemented

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses and Statements of Additional Information dated July 1, 2018, as supplemented

JPMorgan Inflation Managed Bond Fund

Prospectus and Statement of Additional Information dated October 1, 2018, as supplemented

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses and Statements of Additional Information dated December 29, 2017, as supplemented

JPMorgan Emerging Markets Strategic Debt Fund

Prospectus and Statement of Additional Information dated March 1, 2018, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

Prospectus and Statement of Additional Information dated March 1, 2018, as supplemented

JPMorgan International Value Fund

Prospectus and Statement of Additional Information dated May 17, 2018, as supplemented

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

Prospectuses and Statements of Additional Information dated March 1, 2018, as supplemented

J.P. Morgan Municipal Funds

JPMorgan High Yield Municipal Fund

Prospectus and Statement of Additional Information dated November 1, 2018, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus and Statement of Additional Information dated March 1, 2018, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus and Statement of Additional Information dated July 1, 2018, as supplemented

JPMorgan SmartRetirement® Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

Prospectus and Statement of Additional Information dated November 1, 2018, as supplemented

SUP-FEE-1218

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses and Statement of Additional Information dated November 1, 2018, as supplemented

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Municipal Income Fund

Prospectus and Statement of Additional Information dated July 1, 2018, as supplemented

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

Prospectus and Statement of Additional Information dated July 1, 2018, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus and Statement of Additional Information dated March 1, 2018, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses and Statement of Additional Information dated November 1, 2018, as supplemented

JPMORGAN TRUST III

J.P. Morgan Alternative Funds

JPMorgan Multi-Manager Alternatives Fund

Prospectus and Statement of Additional Information dated March 1, 2018, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan Flexible Long/Short Fund

JPMorgan High Yield Opportunities Fund

Prospectuses and Statements of Additional Information dated July 1, 2018, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Research Enhanced Equity Fund

Prospectuses and Statement of Additional Information dated November 27, 2018

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus and Statement of Additional Information dated July 1, 2018, as supplemented

J.P. Morgan Funds

JPMorgan SmartSpending 2050 Fund

Prospectus and Statement of Additional Information dated November 1, 2018, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Value Plus Fund

Prospectus and Statement of Additional Information dated November 1, 2018, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus and Statement of Additional Information dated November 1, 2018, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectus and Statement of Additional Information dated November 1, 2018, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectus and Statement of Additional Information dated December 29, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2018 to the Prospectuses

and Statements of Additional Information as dated above

Effective January 1, 2019, the fee rates payable by each Fund to J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”) for administration services will change. To reflect this new administration fee schedule, the following changes are being made to the Funds’ prospectuses and SAIs:

The information in the “The Fund’s Management and Administration — The Fund’s Administrator” or the “The Funds’ Management and Administration — The Funds’ Administrator” section, as applicable, of each prospectus is hereby amended to include the following:

Effective January 1, 2019, the Administrator receives the following annual fee from each Fund for administration services: 0.075% of the first $10 billion of average daily net assets of the Fund, plus 0.050% of average daily net assets of the Fund between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Fund between $20 billion and $25 billion, plus 0.010% of the average daily net assets of the Fund over $25 billion.

Additionally, a corresponding change will also be made to the “Administrator” section in Part II of each Fund’s SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE